Fair Value Measurements - Changes In Fair Value Bond Portfolio (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Balance at December 31, 2015 & 2015 Respecitvely			$ 10,513,428	$ 8,808,603	$ 8,808,603
Bond Purchases			930,000		1,850,053
Bond Proceeds			(44,000)		(145,228)
Provision for losses of bond portfolio	$ 60,000		(120,000)
Balance at June 30, 2016 and December 31, 2015	$ 11,279,428		$ 11,279,428		$ 10,513,428	$ 8,808,603